Note 8 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Beginning Balance	$ 72,801
Additions	11,352
Amortization	(11,264)
Write-off and other movements (Note 7)	(780)
Ending Balance	$ 72,109